Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.93%
New Jersey–86.74%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,494,005
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,572,688
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	2,989,384
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,635,807
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	913,084
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	476,973
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	724,280
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	133,382
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	3,495	3,668,167
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2015, RB	5.00%	07/01/2033	1,400	1,401,480
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,079,678
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(d)	5.00%	08/15/2053	8,000	8,192,524
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(e)	5.50%	09/01/2030	20	20,034
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,776,935
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(e)	6.50%	04/01/2031	90	91,507
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,815,411
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,034,286
Series 2018 A, RB	5.00%	06/15/2047	3,000	2,935,269
Series 2020, RB	4.00%	11/01/2038	1,000	932,451
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(f)	5.00%	10/01/2039	2,000	1,535,996
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	2,015	2,015,560
Series 2012, RB(e)	5.75%	09/15/2027	805	805,576
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	340,712
Series 2018 A, RB	5.00%	07/01/2050	1,000	878,986
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,077,333
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,562,373
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,202,029
Series 2014 A, RB(b)	6.00%	10/01/2034	515	515,337
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,472,011
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	974,594
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,363,828
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,915	3,739,897
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,430	2,543,686
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,251,352
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	4,500	4,287,546
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,012,091
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	49,750
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	$3,000	$2,966,834
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	8,650	8,652,277
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(e)	5.00%	06/15/2037	1,515	1,493,756
Series 2012 A, RB(e)	5.13%	06/15/2043	3,250	3,080,826
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,345	1,319,424
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,527,057
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,387,123
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,044,733
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	1,978,189
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGI)(a)	4.00%	07/01/2036	765	719,499
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	5,000	5,209,855
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,017,962
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,543,391
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGI)(a)	5.00%	07/01/2047	1,990	1,985,257
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,027,496
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,042,295
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,189,093
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	2,000	1,961,656
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,335,524
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(e)	3.63%	12/01/2049	1,000	734,705
Series 2021 C, RB(e)	3.25%	12/01/2051	500	330,660
Series 2023 B, RB(e)	4.00%	12/01/2044	2,000	1,846,727
Series 2023 C, RB(e)	5.00%	12/01/2053	2,000	1,807,594
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	779,963
Series 2018 BB, Ref. RB(e)	3.80%	10/01/2032	765	737,232
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	390,652
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	622,428
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	311,088
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,280,636
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,179,538
Series 2024 K, RB	6.00%	10/01/2055	4,930	5,298,640
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	12,000	6,993,940
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,083,954
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,066,470
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,528,004
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,587,101
Series 2022, RB(g)(h)	5.50%	12/15/2032	1,500	1,747,967
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,824,185
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,110,474
Series 2024 CC, RB	5.25%	06/15/2050	10,000	10,256,323
Series 2024 CC, RB	4.13%	06/15/2055	6,395	5,412,926
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	$5,975	$5,512,482
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,091,861
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,120,610
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,160,387
New Jersey Institute of Technology; Series 2025 A, Ref. RB (INS - BAM)(a)	5.25%	07/01/2055	2,250	2,325,821
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,005,345
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	430,766
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	799,516
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	973,000
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	378,030
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	503,564
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	966,480
Series 2024, RB	5.00%	01/01/2055	1,000	922,010
Series 2024, RB	5.00%	01/01/2060	700	631,808
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,003,274
Series 2023, RB	5.50%	07/01/2058	1,000	1,007,474
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	956,003
Series 2025, RB	5.00%	07/01/2044	750	730,164
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGI)(a)	4.00%	12/01/2053	3,000	2,669,073
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,680,634
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	859,373
Series 2022 A, RB	4.63%	11/01/2047	1,000	950,971
Series 2022 A, RB	5.25%	11/01/2052	3,075	3,114,195
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(b)	13.63%	01/01/2055	1,250	1,422,063
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	3,949,820
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,012,356
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,435	6,177,784
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(e)	5.00%	03/01/2028	50	50,077
				245,334,397
Puerto Rico–6.88%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,172,631
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	185,024
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	118	118,040
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	240,307
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	241,413
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	239,490
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	204,079
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	180,111
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	151,251
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	190,764
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	190,309
Subseries 2022, RN(c)	0.00%	11/01/2043	874	525,691
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	167	158,967
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $16,726)(f)	6.63%	01/01/2027	15	14,343
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $131,311)(f)	6.63%	01/01/2028	111	109,044
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	$6,271	$1,480,430
Series 2019 A-2, RB	4.54%	07/01/2053	60	51,993
				19,453,887
New York–4.89%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(e)	5.00%	11/01/2049	1,500	1,489,192
Series 2020 221, RB(e)	4.00%	07/15/2045	4,000	3,480,624
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	3,000	3,063,914
Two Hundred Sixth Series 2017, Ref. RB(e)	5.00%	11/15/2037	850	858,463
Two Hundred Thirty Fourth Series 2022, Ref. RB(e)	5.50%	08/01/2052	2,000	2,060,580
Two Hundred Twenty Third Series 2021, Ref. RB(e)	4.00%	07/15/2046	1,615	1,389,403
Two Hundred Twenty Three Series 2021, Ref. RB(e)	4.00%	07/15/2041	1,635	1,501,335
				13,843,511
Virgin Islands–0.74%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	543,539
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,444,734
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,667
Series 2007 A, RB	5.00%	07/01/2027	85	82,253
				2,085,193
Guam–0.68%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,917,339
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(e)	5.75%	09/01/2031	10	10,047
				1,927,386
Total Municipal Obligations (Cost $289,511,132)				282,644,374
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(i) (Cost $3,568)	12.50%	03/04/2026	4	3,496
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)			2,432	0
TOTAL INVESTMENTS IN SECURITIES(j)–99.93% (Cost $289,514,700)				282,647,870
FLOATING RATE NOTE OBLIGATIONS–(2.12)%
Note with an interest and fee rate of 2.52% at 05/31/2025 and a contractual maturity of collateral of 08/15/2053(k)				(6,000,000)
OTHER ASSETS LESS LIABILITIES–2.19%				6,204,187
NET ASSETS–100.00%				$282,852,057
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $15,392,674, which represented 5.44% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security subject to the alternative minimum tax.
(f)	Restricted security. The aggregate value of these securities at May 31, 2025 was $1,659,383, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.80%
Build America Mutual Assurance Co.	5.38%

(k)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $8,192,524 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$282,644,374	$—	$282,644,374
U.S. Dollar Denominated Bonds & Notes	—	—	3,496	3,496
Preferred Stocks	—	—	0	0
Total Investments	$—	$282,644,374	$3,496	$282,647,870
Invesco New Jersey Municipal Fund